Insurance and Reinsurance Contract Assets and Liabilities - Summary of Reporting Segment of Composition of Insurance and Reinsurance Contract Held Assets and Liabilities (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	$ 145	$ 673	$ 972
Insurance contract liabilities	367,996	354,849	405,621
Reinsurance contract held assets	42,651	45,871	52,829
Reinsurance contract held liabilities	2,831	2,391	$ 2,079
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance and reinsurance contract held liabilities	442,174	420,912
Insurance contract asset and liabilities [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	(145)	(673)		$ (972)
Insurance contract liabilities	367,996	354,849		405,621
Insurance contract liabilities for account of segregated fund holders	114,143	110,216		130,836
Net insurance contract liabilities	481,994	464,392		535,485
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	481,994	464,392		535,485
Insurance contract asset and liabilities [member] | Insurance contract balances [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	(145)	(664)
Insurance contract liabilities	368,816	355,645
Insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net insurance contract liabilities	482,814	465,197
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	482,814	465,197
Insurance contract asset and liabilities [member] | Total [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets		(9)
Insurance contract liabilities	(820)	(796)
Net insurance contract liabilities	(820)	(805)
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	(820)	(805)
Insurance contract asset and liabilities [member] | Corporate and Other [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	(4)
Insurance contract liabilities	(781)	163
Net insurance contract liabilities	(785)	163
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	(785)	163
Insurance contract asset and liabilities [member] | Asia [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	(108)	(527)
Insurance contract liabilities	131,729	121,105
Insurance contract liabilities for account of segregated fund holders	22,696	21,005
Net insurance contract liabilities	154,317	141,583
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	154,317	141,583
Insurance contract asset and liabilities [member] | Canada [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets	(33)	(81)
Insurance contract liabilities	80,169	74,876
Insurance contract liabilities for account of segregated fund holders	36,085	35,695
Net insurance contract liabilities	116,221	110,490
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	116,221	110,490
Insurance contract asset and liabilities [member] | U.S. [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Insurance contract assets		(56)
Insurance contract liabilities	157,699	159,501
Insurance contract liabilities for account of segregated fund holders	55,362	53,516
Net insurance contract liabilities	213,061	212,961
Net insurance and reinsurance contract held liabilities [Abstract]
Net insurance contract liabilities	213,061	212,961
Reinsurance contracts held asset and liabilities [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Reinsurance contract held assets	42,651	45,871		52,829
Reinsurance contract held liabilities	(2,831)	(2,391)		(2,079)
Net reinsurance contract held assets	39,820	43,480		50,750
Net insurance and reinsurance contract held liabilities [Abstract]
Net reinsurance contract held assets	(39,820)	(43,480)		$ (50,750)
Reinsurance contracts held asset and liabilities [member] | Corporate and Other [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Reinsurance contract held assets	(248)	425
Reinsurance contract held liabilities	5
Net reinsurance contract held assets	(243)	425
Net insurance and reinsurance contract held liabilities [Abstract]
Net reinsurance contract held assets	243	(425)
Reinsurance contracts held asset and liabilities [member] | Asia [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Reinsurance contract held assets	3,540	3,306
Reinsurance contract held liabilities	(1,909)	(1,462)
Net reinsurance contract held assets	1,631	1,844
Net insurance and reinsurance contract held liabilities [Abstract]
Net reinsurance contract held assets	(1,631)	(1,844)
Reinsurance contracts held asset and liabilities [member] | Canada [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Reinsurance contract held assets	1,922	1,756
Reinsurance contract held liabilities	(913)	(911)
Net reinsurance contract held assets	1,009	845
Net insurance and reinsurance contract held liabilities [Abstract]
Net reinsurance contract held assets	(1,009)	(845)
Reinsurance contracts held asset and liabilities [member] | U.S. [member]
Disclosure of composition of insurance contract asset and liabilities and reinsurance contract held assets and liabilities by the reporting segment [Line Items]
Reinsurance contract held assets	37,437	40,384
Reinsurance contract held liabilities	(14)	(18)
Net reinsurance contract held assets	37,423	40,366
Net insurance and reinsurance contract held liabilities [Abstract]
Net reinsurance contract held assets	$ (37,423)	$ (40,366)